4. DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations Tables
Summary of discontinued operations

Assets from discontinued operations

December 31, 2013
Accounts receivable, net	$98,374
Equipment, net	13,145

Total assets from discontinued operations	$111,519

Liabilities from discontinued operations

December 31, 2013
Accounts payable and accrued expenses	$180,178
Deferred revenue	521

Total liabilities from discontinued operations	$180,699

Assets from discontinued operations

	December 31,
	2013	2012
Cash	$—	$—
Accounts receivable, net	98,374	189,544
Equipment, net	13,145	24,993

Total assets from discontinued operations	$111,519	$214,537

Liabilities from discontinued operations

	December 31,
	2013	2012
Accounts payable and accrued expenses	$180,699	$275,849

Total liabilities from discontinued operations	$180,699	$275,849

Income loss from discontinued operations

Income from discontinued operations

	Nine Months Ended,
	September 30, 2014	September 30, 2013
Revenues from discontinued operations	$—	$1,429,929
Cost of revenues	—	(814,335)
Selling, general and administrative expenses	—	(512,127)
Other income (expense)	—	225
Gain on disposal of discontinued operations	1,230	—

Income from discontinued operations before taxes	1,230	103,692
Income tax expense	—	—
Income from discontinued operations	$1,230	$103,692

Loss from discontinued operations

	Years Ended December 31,
	2013	2012
Revenues from discontinued operations	$1,907,903	$2,081,334
Cost of goods sold	(1,727,534)	(1,706,735)
Selling, general and administrative expenses	(237,298)	(562,263)
Interest income / (expense)	(727)	176
Other income (expense)	(286)	700

Loss from discontinued operations before taxes	(57,942)	(186,788)
Income tax expense	—	—

Loss from discontinued operations	$(57,942)	$(186,788)